Short-Term Investments - Schedule of the Fair Value Hierarchy for the Group’s Assets and Liabilities (Details) - Recurring [Member] - CNY (¥) ¥ in Thousands		Jun. 30, 2025	Jun. 30, 2024
Assets
Short-term investments		¥ 189,697	¥ 246,195
Wealth management products [Member]
Assets
Short-term investments	[1]	137,431	246,195
Investment in private fund [Member]
Assets
Short-term investments	[2]	43,775
Equity securities of publicly listed companies [Member]
Assets
Short-term investments		8,491
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Assets
Short-term investments		8,491
Quoted Prices in Active Market for Identical Assets (Level 1) [Member] | Wealth management products [Member]
Assets
Short-term investments	[1]
Quoted Prices in Active Market for Identical Assets (Level 1) [Member] | Investment in private fund [Member]
Assets
Short-term investments	[2]
Quoted Prices in Active Market for Identical Assets (Level 1) [Member] | Equity securities of publicly listed companies [Member]
Assets
Short-term investments		8,491
Significant Other Observable Inputs (Level 2) [Member]
Assets
Short-term investments		137,431	246,195
Significant Other Observable Inputs (Level 2) [Member] | Wealth management products [Member]
Assets
Short-term investments	[1]	137,431	246,195
Significant Other Observable Inputs (Level 2) [Member] | Investment in private fund [Member]
Assets
Short-term investments	[2]
Significant Other Observable Inputs (Level 2) [Member] | Equity securities of publicly listed companies [Member]
Assets
Short-term investments
Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Short-term investments		43,775
Significant Other Unobservable Inputs (Level 3) [Member] | Wealth management products [Member]
Assets
Short-term investments	[1]
Significant Other Unobservable Inputs (Level 3) [Member] | Investment in private fund [Member]
Assets
Short-term investments	[2]	43,775
Significant Other Unobservable Inputs (Level 3) [Member] | Equity securities of publicly listed companies [Member]
Assets
Short-term investments

[1]	The Group’s short-term investments in wealth management products were issued by financial institutions in the PRC and Hong Kong with variable returns indexed to the performance of underlying assets. The wealth management products invested by the Group can be redeemed at any time after the respective lock-up period. To estimate the fair value of wealth management products, the Group uses the quoted net asset values published by the financial institutions or by discounting the future cash flows at the expected yield rate with reference to the expected benchmark yield rates published by the financial institutions. As there are no quoted prices in active markets for the investments. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.
[2]	The Group’s investment in private fund was issued by a private fund with variable returns indexed to the performance of underlying assets, mainly U.S. treasury bonds. The investment can be redeemed at any time at the Group’s option. Fair value is estimated according to the net asset value provided by the private fund based on the expected cash flows using the unobservable expected return. The Company classifies the valuation techniques that use these inputs as Level 3 of fair value measurement.